Description of Business - Schedule Of Business Combination, Net of Transaction Costs and Assumed Liabilities (Details) $ in Thousands	Mar. 29, 2022 USD ($)
Business Acquisition [Line Items]
Gross proceeds	$ 176,282
Less: transaction costs paid during the period	(15,743)
Net Proceeds from the Business Combination	160,539
Less: Series Z Preferred Stock	(31,000)	[1]
Less: warrant liabilities issued	(15,697)
Less: repayment of note assumed in the Business Combination	(1,200)
Less: net transaction costs reclassed to equity, including accrued transaction costs at June 30, 2022	(1,475)
Less: issuance of non-redemption shares	(42)
Less: net liabilities assumed from the Business Combination	(195)
Business Combination, net of transaction costs and assumed liabilities on the Statement of Changes in Stockholders' Equity (Deficit)	110,930
FirstMark trust and cash
Business Acquisition [Line Items]
Gross proceeds	36,282
PIPE Investors (including Series Z)
Business Acquisition [Line Items]
Gross proceeds	$ 140,000

[1]	The conversion of Series Z Preferred Stock is reflected separately from the Business Combination on the Statement of Changes in Stockholders’ Equity.